Related-party transactions	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Related-party transactions
17. Related-party transactions
Operating entities
The consolidated financial statements include the results of Obsidian Energy Ltd. and our wholly owned subsidiaries, including the Obsidian Energy Partnership and, as of November 24, 2021,
a
100 percent
interest in PROP (which was subsequently dissolved on December 31, 2022). Transactions and balances between Obsidian Energy Ltd. and all of our subsidiaries are eliminated upon consolidation.
Compensation of key management personnel
In 2022, key management personnel included the Interim President and Chief Executive Officer, Chief Financial Officer, Senior Vice-Presidents, Vice Presidents and the Board of Directors. The Human Resources, Governance & Compensation Committee makes recommendations to the Board of Directors who approves the appropriate remuneration levels for management based on performance and current market trends. Compensation levels of the Board of Directors are also recommended by the Human Resources, Governance & Compensation Committee of the Board.
The remuneration of the directors and key management personnel of Obsidian Energy during the year is below.

Year ended December 31
	2022	2021
Salary and employee benefits	$4.2	$4.5
Termination benefits	0.9	-
Share-based payments (1)	18.1	15.1
	$23.2	$19.6

(1)	Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RSUs outstanding under the RPSU plan (equity method) for key management personnel.